PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 7,603	$ 3,821
Accumulated depreciation		6,341	3,625
Property and equipment, net	$ 1,217	1,262	196
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,690	743
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		468	308
Machinery and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		621	621
Field service units [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,166	1,816
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 658	$ 333